Property, Plant and Equipment (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,425	$ 1,492	$ 645
Less: Accumulated depreciation	(453)	(78)	(8)
Property, plant and equipment, net	1,972	1,414	637
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	887	548	38
Machinery & equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,524	664	86
Computers & office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14	14	19
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 0	$ 266	$ 502